Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Detail Information of Subsidiaries

The detail information of the subsidiaries at the end of reporting period was as follows:

			Percentage of Ownership interests
			December 31
Name of Investor	Name of Investee	Main Businesses and Products	2019	2020	Note
Chunghwa Telecom Co., Ltd.	Senao International Co., Ltd. (“SENAO”)	Handset and peripherals retailer, sales of CHT mobile phone plans as an agent	28	28	a)
	Light Era Development Co., Ltd. (“LED”)	Planning and development of real estate and intelligent buildings, and property management	100	100
	Donghwa Telecom Co., Ltd. (“DHT”)	International private leased circuit, IP VPN service, and IP transit services	100	100
	Chunghwa Telecom Singapore Pte., Ltd. (“CHTS”)	International private leased circuit, IP VPN service, and IP transit services	100	100
	Chunghwa System Integration Co., Ltd. (“CHSI”)	Providing system integration services and telecommunications equipment	100	100
	Chunghwa Investment Co., Ltd. (“CHI”)	Investment	89	89
	CHIEF Telecom Inc. (“CHIEF”)	Network integration, internet data center (“IDC”), communications integration and cloud application services	57	56	b)
	CHYP Multimedia Marketing & Communications Co., Ltd. (“CHYP”)	Digital information supply services and advertisement services	100	100
	Prime Asia Investments Group Ltd. (B.V.I.) (“Prime Asia”)	Investment	100	100
	Spring House Entertainment Tech. Inc. (“SHE”)	Software design services, internet contents production and play, and motion picture production and distribution	56	56	c)
	Chunghwa Telecom Global, Inc. (“CHTG”)	International private leased circuit, internet services, and transit services	100	100
	Chunghwa Telecom Vietnam Co., Ltd. (“CHTV”)	Intelligent energy saving solutions, international circuit, and information and communication technology (“ICT”) services	100	100
	Smartfun Digital Co., Ltd. (“SFD”)	Providing diversified family education digital services	65	65
	Chunghwa Telecom Japan Co., Ltd. (“CHTJ”)	International private leased circuit, IP VPN service, and IP transit services	100	100
	Chunghwa Sochamp Technology Inc. (“CHST”)	Design, development and production of Automatic License Plate Recognition software and hardware	51	51
	Honghwa International Co., Ltd. (“HHI”)	Telecommunications engineering, sales agent of mobile phone plan application and other business services, etc.	100	100
	Chunghwa Leading Photonics Tech Co., Ltd. (“CLPT”)	Production and sale of electronic components and finished products	75	75
	Chunghwa Telecom (Thailand) Co., Ltd. (“CHTT”)	International private leased circuit, IP VPN service, ICT and cloud VAS services	100	100	d)

(Continued)

			Percentage of Ownership interests
			December 31
Name of Investor	Name of Investee	Main Businesses and Products	2019	2020	Note
	CHT Security Co., Ltd. (“CHTSC”)	Computing equipment installation, wholesale of computing and business machinery equipment and software, management consulting services, data processing services, digital information supply services and internet identify services	80	80
	International Integrated Systems, Inc. (“IISI”)	IT solution provider, IT application consultation, system integration and package solution	—	51	e)
Senao International Co., Ltd.	Senao International (Samoa) Holding Ltd. (“SIS”)	International investment	100	100	f)
	Youth Co., Ltd. (“Youth”)	Sale of information and communication technologies products	93	96	g)
	Aval Technologies Co., Ltd. (“Aval”)	Sale of information and communication technologies products	100	100
	Senyoung Insurance Agent Co., Ltd. (“SENYOUNG”)	Property and liability insurance agency	100	100
Youth Co., Ltd.	ISPOT Co., Ltd. (“ISPOT”)	Sale of information and communication technologies products	100	100
	Youyi Co., Ltd. (“Youyi”)	Maintenance of information and communication technologies products	100	100
Aval Technologies Co., Ltd.	Wiin Technology Co., Ltd. (“Wiin”)	Sale of information and communication technologies products	100	100	h)
Senyoung Insurance Agent Co., Ltd.	Senaolife Insurance Agent Co., Ltd. (“Senaolife”)	Life insurance services	100	100	i)
Light Era Development Co., Ltd.	Taoyuan Asia Silicon Valley Innovation Co., Ltd. (“TASVI”)	Development of real estate	—	—	j)
CHIEF Telecom Inc.	Unigate Telecom Inc. (“Unigate”)	Telecommunications and internet service	100	100
	Chief International Corp. (“CIC”)	Telecommunications and internet service	100	100
	Shanghai Chief Telecom Co., Ltd. (“SCT”)	Telecommunications and internet service	49	49	k)
Chunghwa Investment Co., Ltd.	Chunghwa Precision Test Tech. Co., Ltd. (“CHPT”)	Production and sale of semiconductor testing components and printed circuit board	34	34	l)
Chunghwa Precision Test Tech. Co., Ltd.	Chunghwa Precision Test Tech. USA Corporation (“CHPT (US)”)	Design and after-sale services of semiconductor testing components and printed circuit board	100	100
	CHPT Japan Co., Ltd. (“CHPT (JP)”)	Related services of electronic parts, machinery processed products and printed circuit board	100	100
	Chunghwa Precision Test Tech. International, Ltd. (“CHPT (International)”)	Wholesale and retail of electronic materials, and investment	100	100
Senao International (Samoa) Holding Ltd.	Senao International HK Limited (“SIHK”)	International investment	100	100	m)

(Continued)

			Percentage of Ownership interests
			December 31
Name of Investor	Name of Investee	Main Businesses and Products	2019	2020	Note
Senao International HK Limited	Senao Trading (Fujian) Co., Ltd. (“STF”)	Sale of information and communication technologies products	—	—	n)
	Senao International Trading (Shanghai) Co., Ltd. (“SITS”)	Sale of information and communication technologies products	100	100	o)
	Senao International Trading (Jiangsu) Co., Ltd. (“SITJ”)	Sale of information and communication technologies products	—	—	p)
Prime Asia Investments Group Ltd. (B.V.I.)	Chunghwa Hsingta Co., Ltd. (“CHC”)	Investment	100	100
Chunghwa Hsingta Co., Ltd.	Chunghwa Telecom (China) Co., Ltd. (“CTC”)	Integrated information and communication solution services for enterprise clients, and intelligent energy network service	100	100	q)
Chunghwa Precision Test Tech. International, Ltd.	Shanghai Taihua Electronic Technology Limited (“STET”)	Design of printed circuit board and related consultation service	100	100
	Su Zhou Precision Test Tech. Ltd. (“SZPT”)	Assembly processed of circuit board, design of printed circuit board and related consultation service	100	100	r)
International Integrated Systems, Inc.	Infoexplorer International Co., Ltd.(“IESA”)	Investment	—	100	s)
	IISI Investment Co., Ltd. (“IICL”)	Investment	—	100	s)
	Unitronics Technology Corp. (“UTC”)	Development and maintenance of information system	—	99.96	s)
Infoexplorer International Co., Ltd.	International Integrated Systems (Hong Kong) Limited (“IEHK”)	Investment and technical consulting service	—	100	s)
IISI Investment Co., Ltd.	Leading Tech Co., Ltd. (“LTCL”)	Investment	—	100	s)
Leading Tech Co., Ltd.	Leading Systems Co., Ltd. (“LSCL”)	Investment	—	100	s)
Leading Systems Co., Ltd.	International Integrated Systems Inc. (Shanghai) (“IISS”)	Development and maintenance of information system	—	100	s)
International Integrated Systems Inc. (Shanghai)	Huiyu Shanghai Management Consultancy Co., Ltd. (“HSMC”)	Development and maintenance of information system	—	—	s) t)

(Concluded)

a)	Chunghwa continues to control six out of eleven seats of the Board of Directors of SENAO through the support of large beneficial stockholders. As a result, the Company treated SENAO as a subsidiary.
b)

CHIEF issued new shares in March 2019, November 2019, March 2020 and December 2020 as its employees exercised options.  Therefore, the Company’s ownership interest in CHIEF decreased to 59.75% and 59.08% as of December 31, 2019 and 2020, respectively.

c)	SHE reduced 19.72% of its capital to offset accumulated deficits in December 2019 and the Company’s ownership interest in SHE remained the same.
d)	The Company increased its investment in CHTT proportionally in October 2019 and the Company’s ownership interest in CHTT remained the same.
e)

Chunghwa obtained 20.38% ownership interest in IISI in July 2020 and Chunghwa’s ownership interest in IISI increased to 51.54% by considering the previously held ownership interest in IISI.  Chunghwa obtained over half of the seats of the Board of Directors of IISI; therefore, Chunghwa gained control over IISI and treated it as a subsidiary.  IISI issued new shares in September 2020 as its employees exercised options; therefore, the Company’s ownership interest in IISI decreased to 51.20% as of December 31, 2020.

f)	SIS reduced and returned its capital to its stakeholders in November 2020. The Company’s ownership interest in SIS remained the same.
g)	SENAO subscribed for all the shares in the capital increase of Youth in April 2020. Therefore, the Company’s ownership interest in Youth increased from 92.89% to 95.79%.
h)	Aval invested 100% equity shares of Wiin Technology Co., Ltd. (“Wiin”) in September 2019.
i)	SENYOUNG invested 100% equity shares of Senaolife Insurance Agent Co., Ltd. (“Senaolife”) in November 2019.
j)	TASVI completed its liquidation in September 2019.
k)

CHIEF has two out of three seats of the Board of Directors of SCT according to the mutual agreements among stockholders and gained control over SCT; hence, SCT is deemed as a subsidiary of the Company.

l)

Though the Company’s ownership interest in CHPT is less than 50%, the management considered the absolute and relative size of ownership interest, and the dispersion of shares owned by the other stockholders and concluded that the Company has a sufficiently dominant voting interest to direct the relevant activities; hence, CHPT is deemed as a subsidiary of the Company.

m)	SIHK reduced and returned its capital to its stakeholders in November 2020. The Company’s ownership interest in SIHK remained the same.
n)	STF completed its liquidation in May 2019.
o)	SITS was approved to end and dissolve its business in December 2020. The liquidation of SITS is still in process.
p)	SITJ completed its liquidation in March 2019.
q)	CTC was approved to end and dissolve its business in August 2020. The liquidation of CTC is still in process.
r)	CHPT (International) invested 100% equity shares of Su Zhou Precision Test Tech. Ltd. (“SZPT”) in October 2019.
s)	It is a subsidiary of IISI.
t)	HSMC completed its liquidation in December 2020.